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                       [The Bank of New York letterhead]

                                                                    May 4, 2007

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Attention: Filings - Rule 497(j)

Re: BNY Hamilton Funds, Inc. (the "Registrant" SEC File Numbers 33-47703 and
    811-6654)

Dear Sirs:

   On behalf of the Registrant and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), we certify that the final Prospectuses and Statements of Additional Information, each dated April 30, 2007, in respect of the series of the Registrant specified therein, do not differ from the Prospectuses and Statements of Additional Information as filed in the Registrant's Post-Effective Amendment No. 55 to the Registration Statement ("PEA 55"), filed electronically with the Securities and Exchange Commission pursuant to Rule 485(b) under the Investment Company Act of 1940 (the "Act") on April 30, 2007, accession # 0001193125-07-095379.

   Please direct any questions or comments relating to this filing to the undersigned at 212-237-0985 or to Michael P. Dimitruk at (617) 951-7894.

                                          Very truly yours,

                                                  /s/  Shanak Patnaik
                                                  -----------------------------
                                                  Shanak Patnaik
                                                  The Bank of New York

cc: Michael P. Dimitruk
    (Ropes& Gray LLP)